UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-7885

Name of Fund: Master Enhanced SmallCap Series of Quantitative Master Series
              Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Master Enhanced SmallCap Series of Quantitative Master Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address:
      P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 12/31/2006

Date of reporting period: 01/01/06 - 03/31/06

Item 1 - Schedule of Investments

Master Enhanced Small Cap Series
Schedule of Investments as of March 31, 2006

                                 Shares
Industry                           Held   Common Stocks                                               Value
----------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 1.8%       12,200   AAR Corp. (d)                                          $       347,456
                                  1,000   Applied Signal Technology, Inc.                                 19,830
                                 10,900   Armor Holdings, Inc. (d)                                       635,361
                                 11,050   Ceradyne, Inc. (d)                                             551,395
                                  2,600   Cubic Corp.                                                     62,244
                                 18,700   Curtiss-Wright Corp.                                         1,237,940
                                  8,200   Esterline Technologies Corp. (d)                               350,550
                                  3,800   GenCorp, Inc. (d)                                               78,090
                                  9,700   Kaman Corp. Class A                                            244,052
                                 12,525   Moog, Inc. Class A (d)                                         444,512
                                 11,500   Teledyne Technologies, Inc. (d)                                409,400
                                  4,500   Triumph Group, Inc. (d)                                        199,170
                                                                                                 ---------------
                                                                                                       4,580,000
----------------------------------------------------------------------------------------------------------------
Air Freight &                    26,100   EGL, Inc. (d)                                                1,174,500
Logistics - 0.7%                 13,100   Forward Air Corp.                                              488,499
                                  1,000   HUB Group, Inc. Class A (d)                                     45,580
                                                                                                 ---------------
                                                                                                       1,708,579
----------------------------------------------------------------------------------------------------------------
Airlines - 0.2%                     100   Mesa Air Group, Inc. (d)                                         1,144
                                 21,300   SkyWest, Inc.                                                  623,451
                                                                                                 ---------------
                                                                                                         624,595
----------------------------------------------------------------------------------------------------------------
Auto Components - 0.3%            4,500   Drew Industries, Inc. (d)                                      159,975
                                 18,300   LKQ Corp. (d)                                                  380,823
                                  5,200   Midas, Inc. (d)                                                113,724
                                 11,900   Standard Motor Products, Inc.                                  105,672
                                                                                                 ---------------
                                                                                                         760,194
----------------------------------------------------------------------------------------------------------------
Automobiles - 0.1%                  800   Coachmen Industries, Inc.                                        9,104
                                  4,000   Fleetwood Enterprises, Inc. (d)                                 44,680
                                 11,100   Monaco Coach Corp.                                             148,740
                                  3,500   Winnebago Industries, Inc.                                     106,190
                                                                                                 ---------------
                                                                                                         308,714
----------------------------------------------------------------------------------------------------------------
Beverages - 0.2%                  4,600   Hansen Natural Corp. (d)                                       578,726
----------------------------------------------------------------------------------------------------------------
Biotechnology - 0.5%             18,067   Abgenix, Inc. (d)                                              406,507
                                    100   Arqule, Inc. (d)                                                   574
                                 11,700   Cambrex Corp.                                                  228,618
                                  5,900   Chiron Corp. (d)                                               270,279
                                  6,226   Enzo Biochem, Inc. (d)                                          84,051
                                  4,600   Regeneron Pharmaceuticals, Inc. (d)                             76,498
                                 25,600   Savient Pharmaceuticals, Inc. (d)                              136,448
                                                                                                 ---------------
                                                                                                       1,202,975
----------------------------------------------------------------------------------------------------------------
Building Products - 1.3%          7,000   Apogee Enterprises, Inc.                                       118,160
                                  7,600   ElkCorp                                                        256,500
                                 36,900   Griffon Corp. (d)                                              916,596
                                 23,800   Lennox International, Inc.                                     710,668
                                  8,900   NCI Building Systems, Inc. (d)                                 531,953
                                  5,800   Simpson Manufacturing Co., Inc.                                251,140
                                  6,800   Universal Forest Products, Inc.                                431,732
                                  6,400   Water Pik Technologies, Inc. (d)                               177,344
                                                                                                 ---------------
                                                                                                       3,394,093
----------------------------------------------------------------------------------------------------------------
Capital Markets - 0.5%           16,100   Investment Technology Group, Inc. (d)                          801,780
                                 21,400   LaBranche & Co., Inc. (d)                                      338,334
                                  2,100   Piper Jaffray Cos. (d)                                         115,500
                                  2,900   SWS Group, Inc.                                                 75,835
                                                                                                 ---------------
                                                                                                       1,331,449
----------------------------------------------------------------------------------------------------------------

Master Enhanced Small Cap Series
Schedule of Investments as of March 31, 2006

                                 Shares
Industry                           Held   Common Stocks                                               Value
----------------------------------------------------------------------------------------------------------------
Chemicals - 0.9%                  1,600   Arch Chemicals, Inc.                                   $        48,640
                                 12,300   Georgia Gulf Corp.                                             319,677
                                 12,200   H.B. Fuller Co.                                                626,348
                                  7,100   MacDermid, Inc.                                                228,265
                                  1,100   OM Group, Inc. (d)                                              25,300
                                  8,900   Omnova Solutions, Inc. (d)                                      54,468
                                  3,900   Penford Corp.                                                   62,712
                                 31,400   PolyOne Corp. (d)                                              292,648
                                  1,100   Quaker Chemical Corp.                                           23,925
                                  8,900   Schulman A, Inc.                                               220,275
                                 17,300   Tronox, Inc. Class B (d)                                       293,927
                                                                                                 ---------------
                                                                                                       2,196,185
----------------------------------------------------------------------------------------------------------------
Commercial Banks - 4.6%          12,200   Boston Private Financial Holdings, Inc.                        412,238
                                 25,600   Brookline Bancorp, Inc.                                        396,544
                                 11,000   Central Pacific Financial Corp.                                403,920
                                 17,200   Chittenden Corp.                                               498,284
                                 17,000   Community Bank System, Inc.                                    379,610
                                 20,920   East-West Bancorp, Inc.                                        806,466
                                 40,300   First BanCorp.                                                 498,108
                                 30,300   First Commonwealth Financial Corp.                             444,198
                                 18,800   First Midwest Bancorp, Inc.                                    687,516
                                 10,100   First Republic Bank                                            381,982
                                 10,900   Glacier Bancorp, Inc.                                          338,445
                                 12,400   Gold Banc Corp., Inc.                                          227,168
                                 21,800   Hanmi Financial Corp.                                          393,708
                                 12,300   Irwin Financial Corp.                                          237,759
                                  8,300   Nara Bancorp, Inc.                                             145,665
                                  7,300   PrivateBancorp, Inc.                                           302,877
                                 10,600   Prosperity Bancshares, Inc.                                    320,226
                                 11,900   Provident Bankshares Corp.                                     433,755
                                 18,000   The South Financial Group, Inc.                                470,700
                                 24,500   Sterling Bancshares, Inc.                                      442,225
                                 12,115   Sterling Financial Corp.                                       351,335
                                  4,500   Susquehanna Bancshares, Inc.                                   115,965
                                 31,500   TrustCo Bank Corp. NY                                          383,355
                                 17,100   UCBH Holdings, Inc.                                            323,532
                                 16,252   Umpqua Holdings Corp.                                          463,182
                                 13,700   United Bankshares, Inc.                                        524,299
                                 25,200   Whitney Holding Corp.                                          893,592
                                  8,700   Wintrust Financial Corp.                                       506,079
                                                                                                 ---------------
                                                                                                      11,782,733
----------------------------------------------------------------------------------------------------------------
Commercial Services &            10,600   ABM Industries, Inc.                                           203,202
Supplies - 3.4%                   8,300   Administaff, Inc.                                              451,188
                                 12,600   Angelica Corp.                                                 258,552
                                  7,100   Bowne & Co., Inc.                                              118,357
                                 18,200   Brady Corp.                                                    681,772
                                  5,200   CDI Corp.                                                      149,604
                                 18,800   Central Parking Corp.                                          300,800
                                    300   Coinstar, Inc. (d)                                               7,773
                                 13,000   Consolidated Graphics, Inc. (d)                                677,560
                                  2,400   Duratek, Inc. (d)                                               52,560
                                  6,400   G&K Services, Inc. Class A                                     272,256
                                  5,600   Heidrick & Struggles International, Inc. (d)                   203,168
                                  9,200   John H. Harland Co.                                            361,560

Master Enhanced Small Cap Series
Schedule of Investments as of March 31, 2006

                                 Shares
Industry                           Held   Common Stocks                                               Value
----------------------------------------------------------------------------------------------------------------
                                 11,600   Labor Ready, Inc. (d)                                  $       277,820
                                  2,500   Mobile Mini, Inc. (d)                                           77,300
                                 31,400   NCO Group, Inc. (d)                                            745,750
                                    100   On Assignment, Inc. (d)                                          1,098
                                    100   Portfolio Recovery Associates, Inc. (d)                          4,683
                                  6,900   School Specialty, Inc. (d)                                     238,050
                                 19,400   Sourcecorp (d)                                                 467,734
                                 25,100   Spherion Corp. (d)                                             261,040
                                  5,200   Tetra Tech, Inc. (d)                                            99,268
                                 26,600   United Stationers, Inc. (d)                                  1,412,460
                                  6,500   Viad Corp.                                                     222,820
                                  8,300   Volt Information Sciences, Inc. (d)                            253,648
                                 16,850   Waste Connections, Inc. (d)                                    670,799
                                  5,400   Watson Wyatt Worldwide, Inc.                                   175,932
                                                                                                 ---------------
                                                                                                       8,646,754
----------------------------------------------------------------------------------------------------------------
Communications                      101   Andrew Corp. (d)                                                 1,240
Equipment - 1.4%                 30,300   Audiovox Corp. Class A (d)                                     361,782
                                  4,900   Bel Fuse, Inc.                                                 171,647
                                 15,200   Belden CDT, Inc.                                               413,896
                                 19,300   Black Box Corp.                                                927,365
                                 21,900   Comtech Telecommunications Corp. (d)                           638,823
                                  5,000   Digi International, Inc. (d)                                    58,350
                                 13,300   Ditech Communications Corp. (d)                                138,985
                                  5,300   Inter-Tel, Inc.                                                113,632
                                 10,200   Netgear, Inc. (d)                                              193,902
                                  2,900   Network Equipment Technologies, Inc. (d)                        11,513
                                 17,100   PC-Tel, Inc. (d)                                               162,792
                                    100   Symmetricom, Inc. (d)                                              855
                                 30,200   Tollgrade Communications, Inc. (d)                             449,376
                                                                                                 ---------------
                                                                                                       3,644,158
----------------------------------------------------------------------------------------------------------------
Computers &                       9,100   Adaptec, Inc. (d)                                               50,323
Peripherals - 0.7%               12,433   Avid Technology, Inc. (d)                                      540,338
                                 11,300   Komag, Inc. (d)                                                537,880
                                  6,400   Neoware Systems, Inc. (d)                                      189,568
                                    100   Novatel Wireless, Inc. (d)                                         895
                                    200   SBS Technologies, Inc. (d)                                       3,240
                                 25,500   Synaptics, Inc. (d)                                            560,745
                                                                                                 ---------------
                                                                                                       1,882,989
----------------------------------------------------------------------------------------------------------------
Construction &                   13,000   EMCOR Group, Inc. (d)                                          645,580
Engineering - 0.9%                8,700   Insituform Technologies, Inc. Class A (d)                      231,420
                                 23,800   The Shaw Group, Inc. (d)                                       723,520
                                 15,900   URS Corp. (d)                                                  639,975
                                                                                                 ---------------
                                                                                                       2,240,495
----------------------------------------------------------------------------------------------------------------
Construction                      9,000   Headwaters, Inc. (d)                                           358,110
Materials - 0.6%                 19,900   Texas Industries, Inc.                                       1,203,751
                                                                                                 ---------------
                                                                                                       1,561,861
----------------------------------------------------------------------------------------------------------------
Consumer Finance - 0.2%          12,300   Cash America International, Inc.                               369,246
                                  4,500   World Acceptance Corp. (d)                                     123,300
                                                                                                 ---------------
                                                                                                         492,546
----------------------------------------------------------------------------------------------------------------
Containers &                     13,600   AptarGroup, Inc.                                               751,400
Packaging - 0.5%                    100   Caraustar Industries, Inc. (d)                                   1,029
                                  7,840   Myers Industries, Inc.                                         125,362
                                 24,400   Rock-Tenn Co. Class A                                          365,756
                                                                                                 ---------------
                                                                                                       1,243,547
----------------------------------------------------------------------------------------------------------------

Master Enhanced Small Cap Series
Schedule of Investments as of March 31, 2006

                                 Shares
Industry                           Held   Common Stocks                                               Value
----------------------------------------------------------------------------------------------------------------
Distributors - 0.3%               9,100   Brightpoint, Inc. (d)                                  $       282,646
                                 14,400   Building Material Holding Corp.                                513,216
                                                                                                 ---------------
                                                                                                         795,862
----------------------------------------------------------------------------------------------------------------
Diversified Consumer              6,900   CPI Corp.                                                      140,760
Services - 0.2%                   5,200   Education Management Corp. (d)                                 216,320
                                  1,900   Universal Technical Institute, Inc. (d)                         57,190
                                  3,900   Vertrue, Inc. (d)                                              163,020
                                                                                                 ---------------
                                                                                                         577,290
----------------------------------------------------------------------------------------------------------------
Diversified Financial             7,800   Financial Federal Corp.                                        228,540
Services - 0.1%
----------------------------------------------------------------------------------------------------------------
Diversified                       6,131   Commonwealth Telephone Enterprises, Inc.                       211,213
Telecommunication                11,900   General Communication Inc. Class A (d)                         143,871
Services - 0.3%                  15,400   PanAmSat Holding Corp.                                         382,228
                                                                                                 ---------------
                                                                                                         737,312
----------------------------------------------------------------------------------------------------------------
Electric Utilities - 0.8%         4,166   Allete, Inc.                                                   194,136
                                  5,100   Central Vermont Public Service Corp.                           108,171
                                 16,400   Cleco Corp.                                                    366,212
                                 15,300   El Paso Electric Co. (d)                                       291,312
                                  2,200   Green Mountain Power Corp.                                      63,558
                                 35,500   Unisource Energy Corp.                                       1,082,750
                                                                                                 ---------------
                                                                                                       2,106,139
----------------------------------------------------------------------------------------------------------------
Electrical                       21,400   AO Smith Corp.                                               1,129,920
Equipment - 1.5%                 18,900   Acuity Brands, Inc.                                            756,000
                                 12,700   Artesyn Technologies, Inc. (d)                                 139,065
                                  8,600   Baldor Electric Co.                                            291,282
                                    100   C&D Technologies, Inc.                                             924
                                 12,900   Magnetek, Inc. (d)                                              51,213
                                 27,400   Regal-Beloit Corp.                                           1,158,198
                                  4,600   Vicor Corp.                                                     90,758
                                  9,400   Woodward Governor Co.                                          312,550
                                                                                                 ---------------
                                                                                                       3,929,910
----------------------------------------------------------------------------------------------------------------
Electronic Equipment &            9,900   Aeroflex, Inc. (d)                                             135,927
Instruments - 4.3%               12,800   Agilysys, Inc.                                                 192,768
                                 13,600   Anixter International, Inc.                                    649,808
                                    100   Bell Microproducts, Inc. (d)                                       616
                                 15,100   Benchmark Electronics, Inc. (d)                                579,085
                                 29,800   CTS Corp.                                                      398,724
                                  2,300   Checkpoint Systems, Inc. (d)                                    61,824
                                 16,800   Cognex Corp.                                                   497,952
                                 10,200   Coherent, Inc. (d)                                             358,122
                                  4,900   Daktronics, Inc.                                               178,850
                                  8,200   Electro Scientific Industries, Inc. (d)                        181,466
                                  2,200   Excel Technology, Inc. (d)                                      64,834
                                 18,400   Flir Systems, Inc. (d)                                         522,744
                                  6,000   Gerber Scientific, Inc. (d)                                     62,040
                                 17,300   Global Imaging Systems, Inc. (d)                               657,054
                                 18,100   Itron, Inc. (d)                                              1,083,285
                                  3,400   Keithley Instruments, Inc.                                      52,224
                                 16,700   MTS Systems Corp.                                              698,561
                                 32,100   Mercury Computer Systems, Inc. (d)                             520,020
                                 27,800   Methode Electronics, Inc.                                      302,742
                                 16,400   Park Electrochemical Corp.                                     483,800
                                 33,900   Paxar Corp. (d)                                                663,423
                                  3,600   Photon Dynamics, Inc. (d)                                       67,500
                                 10,100   Planar Systems, Inc. (d)                                       170,892

Master Enhanced Small Cap Series
Schedule of Investments as of March 31, 2006

                                 Shares
Industry                           Held   Common Stocks                                               Value
----------------------------------------------------------------------------------------------------------------
                                  5,100   RadiSys Corp. (d)                                      $       101,235
                                  5,000   Rogers Corp. (d)                                               272,400
                                 14,500   Scansource, Inc. (d)                                           875,945
                                 13,300   Technitrol, Inc.                                               318,934
                                 21,600   Trimble Navigation Ltd. (d)                                    973,080
                                  1,500   X-Rite, Inc.                                                    19,920
                                                                                                 ---------------
                                                                                                      11,145,775
----------------------------------------------------------------------------------------------------------------
Energy Equipment &                4,600   Atwood Oceanics, Inc. (d)                                      464,646
Services - 2.9%                   7,100   Bristow Group, Inc. (d)                                        219,390
                                  6,450   CARBO Ceramics, Inc.                                           367,069
                                 31,300   Helix Energy Solutions Group, Inc. (d)                       1,186,270
                                  2,800   Hydril Co. (d)                                                 218,260
                                    100   Input/Output, Inc. (d)                                             971
                                 11,100   Lone Star Technologies Inc. (d)                                615,051
                                  5,000   Lufkin Industries, Inc.                                        277,200
                                 16,400   Maverick Tube Corp. (d)                                        869,036
                                 12,400   NS Group, Inc. (d)                                             570,772
                                  9,400   Oceaneering International, Inc. (d)                            538,620
                                  7,500   SEACOR Holdings, Inc. (d)                                      594,000
                                 14,575   Tetra Technologies, Inc. (d)                                   685,608
                                 18,400   Unit Corp. (d)                                               1,025,800
                                 15,900   Veritas DGC, Inc. (d)                                          721,701
                                  9,800   W-H Energy Services, Inc. (d)                                  436,002
                                                                                                 ---------------
                                                                                                       8,790,396
----------------------------------------------------------------------------------------------------------------
Food & Staples                   48,000   Casey's General Stores, Inc.                                 1,097,760
Retailing - 1.2%                  8,900   Longs Drug Stores Corp.                                        411,892
                                 35,500   Performance Food Group Co. (d)                               1,107,245
                                 15,000   United Natural Foods, Inc. (d)                                 524,550
                                                                                                 ---------------
                                                                                                       3,141,447
----------------------------------------------------------------------------------------------------------------
Food Products - 1.4%                100   American Italian Pasta Co. Class A                                 626
                                 27,700   Corn Products International, Inc.                              819,089
                                 11,500   Delta & Pine Land Co.                                          346,840
                                 18,500   Flowers Foods, Inc.                                            549,450
                                 11,900   Hain Celestial Group, Inc. (d)                                 311,661
                                  6,900   J&J Snack Foods Corp.                                          231,771
                                 39,900   Lance, Inc.                                                    897,750
                                  2,500   Ralcorp Holdings, Inc. (d)                                      95,125
                                 10,600   TreeHouse Foods, Inc. (d)                                      281,430
                                                                                                 ---------------
                                                                                                       3,533,742
----------------------------------------------------------------------------------------------------------------
Gas Utilities - 2.3%             20,900   Atmos Energy Corp.                                             550,297
                                    500   Cascade Natural Gas Corp.                                        9,850
                                 29,300   Energen Corp.                                                1,025,500
                                  8,800   The Laclede Group, Inc.                                        302,896
                                 11,400   New Jersey Resources Corp.                                     515,850
                                 11,400   Northwest Natural Gas Co.                                      404,586
                                 32,800   Piedmont Natural Gas Co.                                       786,872
                                 11,700   South Jersey Industries, Inc.                                  319,059
                                 26,705   Southern Union Co.                                             663,085
                                 15,300   Southwest Gas Corp.                                            427,635
                                 44,200   UGI Corp.                                                      931,294
                                                                                                 ---------------
                                                                                                       5,936,924
----------------------------------------------------------------------------------------------------------------
Health Care Equipment &          25,700   American Medical Systems Holdings, Inc. (d)                    578,250
Supplies - 5.4%                   4,300   Analogic Corp.                                                 284,660
                                 10,500   Arthrocare Corp. (d)                                           502,110

Master Enhanced Small Cap Series
Schedule of Investments as of March 31, 2006

                                 Shares
Industry                           Held   Common Stocks                                               Value
----------------------------------------------------------------------------------------------------------------
                                  4,900   Biolase Technology, Inc.                               $        46,795
                                  1,700   Biosite, Inc. (d)                                               88,281
                                 35,500   Conmed Corp. (d)                                               679,825
                                 19,379   Cooper Cos., Inc.                                            1,047,047
                                    400   Cyberonics, Inc. (d)                                            10,308
                                 19,800   DJ Orthopedics, Inc. (d)                                       787,248
                                  2,800   Datascope Corp.                                                110,768
                                 22,900   Diagnostic Products Corp.                                    1,090,727
                                  6,600   Dionex Corp. (d)                                               405,768
                                  6,100   Greatbatch, Inc. (d)                                           133,651
                                  9,300   Haemonetics Corp. (d)                                          472,161
                                 17,500   Hologic, Inc. (d)                                              968,625
                                 14,200   Idexx Laboratories, Inc. (d)                                 1,226,312
                                 16,350   Immucor, Inc. (d)                                              469,081
                                 13,537   Intermagnetics General Corp. (d)                               339,102
                                 10,700   Invacare Corp.                                                 332,342
                                  8,300   Mentor Corp.                                                   376,073
                                  6,100   Merit Medical Systems, Inc. (d)                                 73,261
                                    100   Osteotech, Inc. (d)                                                438
                                  8,359   PolyMedica Corp.                                               354,087
                                  8,000   Possis Medical, Inc. (d)                                        81,280
                                 30,300   Resmed, Inc. (d)                                             1,332,594
                                 29,100   Respironics, Inc. (d)                                        1,132,281
                                 14,600   Sybron Dental Specialties, Inc. (d)                            602,104
                                 19,500   Theragenics Corp. (d)                                           61,620
                                 10,500   Viasys Healthcare, Inc. (d)                                    315,840
                                    700   Vital Signs, Inc.                                               38,451
                                                                                                 ---------------
                                                                                                      13,941,090
----------------------------------------------------------------------------------------------------------------
Health Care Providers &          19,400   AMERIGROUP Corp. (d)                                           408,176
Services - 4.6%                   5,000   Amedisys, Inc. (d)                                             173,750
                                  8,650   Amsurg Corp. (d)                                               196,269
                                 32,800   Centene Corp. (d)                                              956,776
                                 20,000   Cerner Corp. (d)                                               949,000
                                 10,800   Chemed Corp.                                                   640,872
                                 20,400   Cross Country Healthcare, Inc. (d)                             394,944
                                  2,200   CryoLife, Inc. (d)                                               9,680
                                 18,000   Dendrite International, Inc. (d)                               245,700
                                  6,200   Genesis HealthCare Corp. (d)                                   272,428
                                  7,200   Gentiva Health Services, Inc. (d)                              131,112
                                 12,200   Healthways, Inc. (d)                                           621,468
                                  5,600   Hooper Holmes, Inc.                                             16,184
                                  3,100   LCA-Vision, Inc.                                               155,341
                                    117   LifePoint Hospitals, Inc. (d)                                    3,639
                                  8,900   Matria Healthcare, Inc. (d)                                    337,844
                                 43,450   Odyssey HealthCare, Inc. (d)                                   747,774
                                 35,500   Owens & Minor, Inc.                                          1,163,335
                                  8,400   Parexel International Corp. (d)                                222,096
                                 12,900   Pediatrix Medical Group, Inc. (d)                            1,324,056
                                 10,328   Per-Se Technologies, Inc. (d)                                  275,344
                                  7,000   RehabCare Group, Inc. (d)                                      131,950
                                 35,300   Sierra Health Services, Inc. (d)                             1,436,710
                                  7,200   Sunrise Senior Living, Inc. (d)                                280,584

Master Enhanced Small Cap Series
Schedule of Investments as of March 31, 2006

                                 Shares
Industry                           Held   Common Stocks                                               Value
----------------------------------------------------------------------------------------------------------------
                                 16,300   United Surgical Partners International, Inc. (d)       $       577,183
                                  9,500   Ventiv Health, Inc. (d)                                        315,590
                                                                                                 ---------------
                                                                                                      11,987,805
----------------------------------------------------------------------------------------------------------------
Hotels, Restaurants &            12,900   Aztar Corp. (d)                                                541,671
Leisure - 3.3%                   22,400   Bally Total Fitness Holding Corp. (d)                          209,888
                                 16,000   CEC Entertainment, Inc. (d)                                    537,920
                                 26,800   Fairmount Hotels & Resorts, Inc.                             1,197,960
                                  1,100   GTECH Holdings Corp.                                            37,455
                                  5,900   IHOP Corp.                                                     282,846
                                 13,600   Jack in the Box, Inc. (d)                                      591,600
                                  6,700   Landry's Restaurants, Inc.                                     236,711
                                  7,500   Lone Star Steakhouse & Saloon, Inc.                            213,150
                                 16,100   Multimedia Games, Inc. (d)                                     239,568
                                 14,500   O'Charleys, Inc. (d)                                           267,670
                                  2,800   PF Chang's China Bistro, Inc. (d)                              138,012
                                 12,500   Panera Bread Co. Class A (d)                                   939,750
                                  6,900   Papa John's International, Inc. (d)                            226,389
                                 16,900   Pinnacle Entertainment, Inc. (d)                               476,073
                                 11,750   Rare Hospitality International, Inc. (d)                       409,253
                                 20,500   Ryan's Restaurant Group, Inc. (d)                              297,250
                                  3,250   Shuffle Master, Inc. (d)                                       116,155
                                 25,600   Sonic Corp. (d)                                                899,328
                                 17,100   The Steak n Shake Co. (d)                                      360,810
                                  2,900   Tim Hortons, Inc. (d)                                           76,995
                                 23,000   Triarc Cos.                                                    402,040
                                                                                                 ---------------
                                                                                                       8,698,494
----------------------------------------------------------------------------------------------------------------
Household Durables - 1.8%         4,900   Bassett Furniture Industries, Inc.                              97,755
                                 13,600   Champion Enterprises, Inc. (d)                                 203,456
                                 11,500   Ethan Allen Interiors, Inc.                                    483,230
                                 15,000   Interface, Inc. Class A (d)                                    207,150
                                    100   La-Z-Boy, Inc.                                                   1,700
                                  8,800   Lenox Group, Inc. (d)                                          115,280
                                  2,200   Libbey, Inc.                                                    15,576
                                  8,700   Meritage Homes Corp. (d)                                       478,152
                                  2,077   NVR, Inc. (d)                                                1,534,799
                                    500   National Presto Industries, Inc.                                24,585
                                 10,100   Russ Berrie & Co., Inc.                                        153,520
                                    400   Skyline Corp.                                                   16,552
                                 37,900   Standard-Pacific Corp.                                       1,274,198
                                                                                                 ---------------
                                                                                                       4,605,953
----------------------------------------------------------------------------------------------------------------
Household Products - 0.2%        13,700   Spectrum Brands, Inc. (d)                                      297,564
                                  3,800   WD-40 Co.                                                      117,230
                                                                                                 ---------------
                                                                                                         414,794
----------------------------------------------------------------------------------------------------------------
IT Services - 2.9%               10,800   Anteon International Corp. (d)                                 589,248
                                 22,900   CACI International, Inc. Class A (d)                         1,505,675
                                 18,500   Carreker Corp. (d)                                             118,955
                                 13,200   Ciber, Inc. (d)                                                 84,216
                                 16,400   eFunds Corp. (d)                                               423,776
                                  1,900   Gevity HR, Inc.                                                 46,474
                                 28,900   Global Payments, Inc.                                        1,531,989
                                 33,900   Intrado, Inc. (d)                                              880,722
                                 21,553   iPayment, Inc. (d)                                             923,546
                                 13,600   Keane, Inc. (d)                                                214,200
                                  8,000   MAXIMUS, Inc.                                                  287,840

Master Enhanced Small Cap Series
Schedule of Investments as of March 31, 2006

                                 Shares
Industry                           Held   Common Stocks                                               Value
----------------------------------------------------------------------------------------------------------------
                                 23,400   Mantech International Corp. Class A (d)                $       777,348
                                  3,000   Pegasus Solutions, Inc. (d)                                     28,230
                                  1,200   Startek, Inc.                                                   28,272
                                                                                                 ---------------
                                                                                                       7,440,491
----------------------------------------------------------------------------------------------------------------
Industrial                        2,300   Standex International Corp.                                     72,818
Conglomerates - 0.2%             23,400   Tredegar Corp.                                                 372,294
                                                                                                 ---------------
                                                                                                         445,112
----------------------------------------------------------------------------------------------------------------
Insurance - 3.3%                 10,200   Delphi Financial Group Class A                                 526,626
                                 12,600   Hilb Rogal & Hobbs Co.                                         519,372
                                  8,700   Infinity Property & Casualty Corp.                             363,138
                                  1,100   LandAmerica Financial Group, Inc.                               74,635
                                 24,300   Philadelphia Consolidated Holding Co. (d)                      829,602
                                  9,000   Presidential Life Corp.                                        228,690
                                 13,100   ProAssurance Corp. (d)                                         681,200
                                  7,200   RLI Corp.                                                      412,560
                                  4,500   SCPIE Holdings, Inc. (d)                                       110,250
                                  4,600   Selective Insurance Group                                      243,800
                                 17,200   Stewart Information Services Corp.                             809,776
                                 66,500   UICI                                                         2,459,835
                                 11,800   United Fire & Casualty Co.                                     388,220
                                 15,450   Zenith National Insurance Corp.                                743,609
                                                                                                 ---------------
                                                                                                       8,391,313
----------------------------------------------------------------------------------------------------------------
Internet & Catalog               15,600   dELiA*s, Inc. (d)                                              145,704
Retail - 0.4%                     2,000   Insight Enterprises, Inc. (d)                                   44,020
                                 33,900   The J. Jill Group, Inc. (d)                                    810,549
                                                                                                 ---------------
                                                                                                       1,000,273
----------------------------------------------------------------------------------------------------------------
Internet Software &              12,400   Digital Insight Corp. (d)                                      451,360
Services - 0.7%                   9,100   Infospace, Inc. (d)                                            254,345
                                  8,600   j2 Global Communications, Inc. (d)                             404,200
                                 18,700   Matrixone, Inc. (d)                                            133,892
                                  6,500   WebEx Communications, Inc. (d)                                 218,855
                                 10,200   Websense, Inc. (d)                                             281,316
                                                                                                 ---------------
                                                                                                       1,743,968
----------------------------------------------------------------------------------------------------------------
Leisure Equipment &               5,300   Arctic Cat, Inc.                                               127,518
Products - 1.1%                  27,600   Jakks Pacific, Inc. (d)                                        738,024
                                 11,200   Nautilus, Inc.                                                 167,440
                                 16,600   Polaris Industries, Inc.                                       905,696
                                 20,800   SCP Pool Corp.                                                 975,728
                                                                                                 ---------------
                                                                                                       2,914,406
----------------------------------------------------------------------------------------------------------------
Machinery - 5.7%                 15,000   Albany International Corp. Class A                             571,350
                                  5,400   Astec Industries, Inc. (d)                                     193,860
                                  4,700   Barnes Group, Inc.                                             190,350
                                 10,400   Briggs & Stratton Corp.                                        367,848
                                 18,800   Clarcor, Inc.                                                  669,280
                                 24,500   EnPro Industries, Inc. (d)                                     840,350
                                  9,300   Gardner Denver, Inc. (d)                                       606,360
                                 20,900   IDEX Corp.                                                   1,090,353
                                 44,200   JLG Industries, Inc.                                         1,360,918
                                 29,100   Kaydon Corp.                                                 1,174,476
                                  1,400   Lindsay Manufacturing Co.                                       37,926
                                    100   Lydall, Inc. (d)                                                   965
                                 19,800   Manitowoc Co.                                                1,804,770
                                 15,400   Mueller Industries, Inc.                                       549,626
                                 30,500   Oshkosh Truck Corp.                                          1,898,320

Master Enhanced Small Cap Series
Schedule of Investments as of March 31, 2006

                                 Shares
Industry                           Held   Common Stocks                                               Value
----------------------------------------------------------------------------------------------------------------
                                  4,900   Robbins & Myers, Inc.                                  $       105,840
                                 26,600   Stewart & Stevenson Services, Inc.                             970,368
                                 31,900   Toro Co.                                                     1,523,225
                                  6,900   Valmont Industries, Inc.                                       290,076
                                 10,800   Wabash National Corp.                                          213,300
                                  7,900   Watts Water Technologies, Inc. Class A                         287,086
                                                                                                 ---------------
                                                                                                      14,746,647
----------------------------------------------------------------------------------------------------------------
Marine - 0.2%                     9,200   Kirby Corp. (d)                                                626,612
----------------------------------------------------------------------------------------------------------------
Media - 0.8%                     10,050   Advo, Inc.                                                     321,600
                                 10,100   Arbitron, Inc.                                                 341,582
                                 37,000   Live Nation (d)                                                734,080
                                 13,300   Thomas Nelson, Inc.                                            389,025
                                  4,800   Univision Communications, Inc. Class A (d)                     165,456
                                                                                                 ---------------
                                                                                                       1,951,743
----------------------------------------------------------------------------------------------------------------
Metals & Mining - 3.5%            6,190   AM Castle & Co.                                                182,605
                                  6,100   AMCOL International Corp.                                      175,680
                                  7,089   Aleris International, Inc. (d)                                 340,768
                                  9,100   Carpenter Technology Corp.                                     860,132
                                 20,300   Century Aluminum Co. (d)                                       861,735
                                  8,300   Chaparral Steel Co. (d)                                        538,836
                                  8,500   Cleveland-Cliffs, Inc.                                         740,520
                                 24,400   Commercial Metals Co.                                        1,305,156
                                 15,450   Quanex Corp.                                                 1,029,434
                                 22,500   RTI International Metals, Inc. (d)                           1,234,125
                                 13,200   Reliance Steel & Aluminum Co.                                1,239,744
                                  1,100   Ryerson, Inc.                                                   29,436
                                 19,700   Steel Technologies, Inc.                                       478,710
                                                                                                 ---------------
                                                                                                       9,016,881
----------------------------------------------------------------------------------------------------------------
Multi-Utilities - 0.4%           44,500   Avista Corp.                                                   918,925
                                  3,600   CH Energy Group, Inc.                                          172,800
                                                                                                 ---------------
                                                                                                       1,091,725
----------------------------------------------------------------------------------------------------------------
Multiline Retail - 0.1%          11,300   Tuesday Morning Corp.                                          260,917
----------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable            18,400   Cabot Oil & Gas Corp. Class A                                  881,912
Fuels - 3.3%                     40,799   Cimarex Energy Co.                                           1,764,965
                                 23,700   Frontier Oil Corp.                                           1,406,595
                                 31,800   Massey Energy Co.                                            1,147,026
                                  6,200   Penn Virginia Corp.                                            440,200
                                  4,900   Petroleum Development Corp. (d)                                222,264
                                 14,100   Remington Oil & Gas Corp. (d)                                  609,402
                                 21,200   St. Mary Land & Exploration Co.                                865,596
                                  2,900   Stone Energy Corp. (d)                                         127,977
                                 25,000   Swift Energy Co. (d)                                           936,500
                                  2,300   World Fuel Services Corp.                                       93,012
                                                                                                 ---------------
                                                                                                       8,495,449
----------------------------------------------------------------------------------------------------------------
Paper & Forest                    5,700   Buckeye Technologies, Inc. (d)                                  51,585
Products - 0.1%                   3,400   Deltic Timber Corp.                                            206,040
                                  1,700   Pope & Talbot, Inc.                                             11,560
                                  2,500   Schweitzer-Mauduit International, Inc.                          60,000
                                                                                                 ---------------
                                                                                                         329,185
----------------------------------------------------------------------------------------------------------------
Personal Products - 0.5%         41,000   NBTY, Inc. (d)                                                 923,320
                                  7,400   Natures Sunshine Prods, Inc.                                    92,500
                                 21,700   Playtex Products, Inc. (d)                                     227,199
                                                                                                 ---------------
                                                                                                       1,243,019
----------------------------------------------------------------------------------------------------------------

Master Enhanced Small Cap Series
Schedule of Investments as of March 31, 2006

                                 Shares
Industry                           Held   Common Stocks                                               Value
----------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.6%           15,400   Alpharma, Inc. Class A                                 $       413,028
                                  6,500   Andrx Corp. (d)                                                154,310
                                  2,500   Bradley Pharmaceuticals, Inc. (d)                               37,175
                                  3,100   CNS, Inc.                                                       66,774
                                    900   Connetics Corp. (d)                                             15,237
                                 14,100   First Horizon Pharmaceutical Corp. (d)                         355,461
                                 10,000   Impax Laboratories, Inc. (d)                                    99,900
                                 18,000   MGI Pharma, Inc. (d)                                           315,000
                                                                                                 ---------------
                                                                                                       1,456,885
----------------------------------------------------------------------------------------------------------------
Real Estate - 3.9%               18,400   Acadia Realty Trust                                            433,320
                                 32,500   Arden Realty, Inc.                                           1,466,725
                                  4,300   Bedford Property Investors, Inc.                               115,799
                                 13,300   CarrAmerica Realty Corp.                                       593,313
                                 16,800   Colonial Properties Trust                                      842,184
                                 18,400   Commercial Net Lease Realty                                    428,720
                                  7,200   Eastgroup Properties, Inc.                                     341,568
                                  8,600   Entertainment Properties Trust                                 361,028
                                  9,100   Essex Property Trust, Inc.                                     989,443
                                 10,000   Glenborough Realty Trust, Inc.                                 217,500
                                 11,100   Kilroy Realty Corp.                                            857,586
                                 26,100   LTC Properties, Inc.                                           607,086
                                  3,400   Lexington Corporate Properties Trust                            70,890
                                 31,400   Meristar Hospitality Corp. (d)                                 325,932
                                 15,722   New Century Financial Corp.                                    723,526
                                 19,200   Shurgard Storage Centers, Inc.                               1,279,296
                                  5,400   Sovran Self Storage, Inc.                                      298,080
                                  5,500   The Town & Country Trust                                       223,245
                                                                                                 ---------------
                                                                                                      10,175,241
----------------------------------------------------------------------------------------------------------------
Road & Rail - 1.1%                8,300   Arkansas Best Corp.                                            324,696
                                 14,800   Heartland Express, Inc.                                        322,492
                                 26,600   Kansas City Southern (d)                                       657,020
                                 19,575   Knight Transportation, Inc.                                    386,606
                                 23,300   Landstar System, Inc.                                        1,027,996
                                                                                                 ---------------
                                                                                                       2,718,810
----------------------------------------------------------------------------------------------------------------
Semiconductors &                 15,800   ATMI, Inc. (d)                                                 477,160
Semiconductor                    10,800   Actel Corp. (d)                                                172,152
Equipment - 3.0%                 33,600   Axcelis Technologies, Inc. (d)                                 196,896
                                 11,614   Brooks Automation, Inc. (d)                                    165,383
                                  7,800   Cymer, Inc. (d)                                                354,432
                                  8,500   DSP Group, Inc. (d)                                            246,585
                                 23,100   Diodes, Inc. (d)                                               958,650
                                 15,200   ESS Technology, Inc. (d)                                        50,464
                                  8,100   Exar Corp. (d)                                                 115,668
                                  5,600   FEI Co. (d)                                                    111,160
                                    100   Kopin Corp. (d)                                                    501
                                  1,600   Kulicke & Soffa Industries, Inc. (d)                            15,264
                                 24,000   Microsemi Corp. (d)                                            698,640
                                  3,000   Nextest Systems Corp. (d)                                       48,630
                                 18,500   Pericom Semiconductor Corp. (d)                                182,410
                                 44,100   Photronics, Inc. (d)                                           827,316
                                  8,900   Power Integrations, Inc. (d)                                   220,542
                                 22,500   Skyworks Solutions, Inc. (d)                                   152,775
                                  6,400   Standard Microsystems Corp. (d)                                166,272
                                  3,200   Supertex, Inc. (d)                                             120,384

Master Enhanced Small Cap Series
Schedule of Investments as of March 31, 2006

                                 Shares
Industry                           Held   Common Stocks                                               Value
----------------------------------------------------------------------------------------------------------------
                                 20,400   Varian Semiconductor Equipment Associates, Inc. (d)    $       572,832
                                 34,000   Veeco Instruments, Inc. (d)                                    793,900
                                                                                                 ---------------
                                                                                                       6,648,016
----------------------------------------------------------------------------------------------------------------
Software - 2.8%                  13,400   Ansys, Inc. (d)                                                725,610
                                 29,500   Captaris, Inc. (d)                                             136,585
                                  3,700   Catapult Communications Corp. (d)                               49,210
                                  5,300   EPIQ Systems, Inc. (d)                                         100,700
                                 24,600   Epicor Software Corp. (d)                                      330,378
                                  4,500   Factset Research Systems, Inc.                                 199,575
                                 14,400   Filenet Corp. (d)                                              389,088
                                 23,300   Hyperion Solutions Corp. (d)                                   759,580
                                 13,630   Internet Security Systems, Inc. (d)                            326,847
                                  9,100   JDA Software Group, Inc. (d)                                   131,404
                                 11,000   Kronos, Inc. (d)                                               411,290
                                  6,100   MRO Software, Inc. (d)                                          97,356
                                  9,400   Manhattan Associates, Inc. (d)                                 206,800
                                 13,000   Mapinfo Corp. (d)                                              182,260
                                  1,600   Mercury Interactive Corp. (d)                                   55,680
                                 14,000   Micros Systems, Inc. (d)                                       644,980
                                    100   Napster, Inc. (d)                                                  338
                                 10,600   Phoenix Technologies Ltd. (d)                                   71,868
                                  3,500   Progress Software Corp. (d)                                    101,815
                                 37,400   Radiant Systems, Inc. (d)                                      505,648
                                 19,800   SPSS, Inc. (d)                                                 626,868
                                 22,400   Secure Computing Corp. (d)                                     258,496
                                 13,700   THQ, Inc. (d)                                                  354,693
                                 16,550   Take-Two Interactive Software, Inc. (d)                        308,823
                                  4,400   Talx Corp.                                                     125,312
                                                                                                 ---------------
                                                                                                       7,101,204
----------------------------------------------------------------------------------------------------------------
Specialty Retail - 4.7%          15,200   Aaron Rents, Inc.                                              412,984
                                 34,000   Burlington Coat Factory Warehouse Corp.                      1,545,300
                                 13,050   The Cato Corp. Class A                                         311,373
                                  3,800   The Children's Place Retail Stores, Inc. (d)                   220,020
                                 32,150   Christopher & Banks Corp.                                      746,202
                                  7,900   Dress Barn, Inc. (d)                                           378,805
                                 14,100   The Finish Line, Inc. Class A                                  231,945
                                  9,600   Genesco, Inc. (d)                                              373,344
                                  9,000   Group 1 Automotive, Inc.                                       427,860
                                 10,900   Guitar Center, Inc. (d)                                        519,930
                                 29,000   Gymboree Corp. (d)                                             755,160
                                  1,400   HOT Topic, Inc. (d)                                             20,300
                                 20,000   Haverty Furniture Cos., Inc.                                   287,000
                                 14,950   Hibbett Sporting Goods, Inc. (d)                               493,200
                                  4,670   Jo-Ann Stores, Inc. (d)                                         62,858
                                  6,225   Jos. A. Bank Clothiers, Inc. (d)                               298,489
                                 21,100   Men's Wearhouse, Inc.                                          758,334
                                  1,400   PEP Boys-Manny, Moe & Jack                                      21,154
                                  7,700   Select Comfort Corp. (d)                                       304,535
                                 32,900   Sonic Automotive, Inc.                                         913,304
                                 10,000   The Sports Authority, Inc. (d)                                 369,000
                                 11,050   Stage Stores, Inc.                                             328,738
                                 11,200   Stein Mart, Inc.                                               195,104
                                 11,700   Too, Inc. (d)                                                  401,895

Master Enhanced Small Cap Series
Schedule of Investments as of March 31, 2006

                                 Shares
Industry                           Held   Common Stocks                                               Value
----------------------------------------------------------------------------------------------------------------
                                 16,800   Tractor Supply Co. (d)                                 $     1,114,512
                                 17,000   Zale Corp. (d)                                                 476,510
                                                                                                 ---------------
                                                                                                      11,967,856
----------------------------------------------------------------------------------------------------------------
Textiles, Apparel &                 100   Ashworth, Inc. (d)                                                 993
Luxury Goods - 2.1%              19,200   Brown Shoe Co., Inc.                                         1,007,616
                                  7,500   Fossil, Inc. (d)                                               139,350
                                 10,900   K-Swiss, Inc. Class A                                          328,526
                                  7,300   Kellwood Co.                                                   229,147
                                 17,000   Oxford Industries, Inc.                                        869,210
                                 33,200   Phillips-Van Heusen Corp.                                    1,268,572
                                 45,900   Quiksilver, Inc. (d)                                           636,174
                                  8,900   Russell Corp.                                                  122,820
                                  8,200   Stride Rite Corp.                                              118,736
                                 22,900   Tommy Hilfiger Corp. (d)                                       377,163
                                 19,450   Wolverine World Wide, Inc.                                     430,429
                                                                                                 ---------------
                                                                                                       5,528,736
----------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage                5,900   Anchor Bancorp Wisconsin, Inc.                                 178,829
Finance - 1.3%                    7,600   Downey Financial Corp.                                         511,480
                                  7,400   Fidelity Bankshares, Inc.                                      248,862
                                  5,800   FirstFed Financial Corp. (d)                                   346,898
                                 10,100   Flagstar Bancorp, Inc.                                         152,510
                                 21,200   Franklin Bank Corp. (d)                                        407,676
                                 10,900   Fremont General Corp.                                          235,004
                                  7,200   Harbor Florida Bancshares, Inc.                                272,664
                                  9,200   Independence Community Bank Corp.                              383,456
                                 10,000   MAF Bancorp, Inc.                                              437,700
                                 12,044   Sound Federal Bancorp, Inc.                                    247,986
                                                                                                 ---------------
                                                                                                       3,423,065
----------------------------------------------------------------------------------------------------------------
Tobacco - 0.1%                   24,500   Alliance One International, Inc.                               119,070
----------------------------------------------------------------------------------------------------------------
Trading Companies &              10,250   Applied Industrial Technologies, Inc.                          457,150
Distributors - 0.4%                 800   Lawson Products, Inc.                                           32,752
                                  8,600   Watsco, Inc.                                                   611,030
                                                                                                 ---------------
                                                                                                       1,100,932
----------------------------------------------------------------------------------------------------------------
Water Utilities - 0.1%            7,000   American States Water Co.                                      261,520
----------------------------------------------------------------------------------------------------------------
Wireless Telecommunication       38,700   Nextel Partners, Inc. Class A (d)                            1,095,984
Services - 0.4%
----------------------------------------------------------------------------------------------------------------
                                          Total Common Stocks
                                          (Cost - $176,231,212) - 93.1%                              240,047,126
----------------------------------------------------------------------------------------------------------------

                                          Exchange Traded Funds
----------------------------------------------------------------------------------------------------------------
                                  5,700   iShares Russell 2000 Index Fund                                432,630
                                 21,105   iShares S&P SmallCap 600 Index Fund (e)                      1,375,624
----------------------------------------------------------------------------------------------------------------
                                          Total Exchange Traded Funds
                                          (Cost - $1,567,387) - 0.7%                                   1,808,254
----------------------------------------------------------------------------------------------------------------

                                   Face
                                 Amount   Fixed Income Securities
----------------------------------------------------------------------------------------------------------------
Electronic Equipment &        $ 250,000   Flir Systems, Inc., 3% due 6/01/2023 (a)                       357,188
Instruments - 0.1%
----------------------------------------------------------------------------------------------------------------
Insurance - 0.4%                300,000   LandAmerica Financial Group, Inc., 3.25%
                                          due 5/15/2034 (a)(b)                                           405,750
                                650,000   Selective Insurance Group, 1.616% due 9/24/2032 (a)            448,500
                                                                                                 ---------------
                                                                                                         854,250
----------------------------------------------------------------------------------------------------------------
                                          Total Fixed Income Securities
                                          (Cost - $1,038,469) - 0.5%                                   1,211,438
----------------------------------------------------------------------------------------------------------------

Master Enhanced Small Cap Series
Schedule of Investments as of March 31, 2006

                             Beneficial
                               Interest   Short-Term Securities                                       Value
----------------------------------------------------------------------------------------------------------------
                            $ 9,088,583   Merrill Lynch Liquidity Series, LLC Cash Sweep
                                          Series I, 4.56% (c)(e)                                 $     9,088,583
----------------------------------------------------------------------------------------------------------------
                                          Total Short-Term Securities
                                          (Cost - $9,088,583) - 3.5%                                   9,088,583
----------------------------------------------------------------------------------------------------------------
                                          Total Investments (Cost - $187,925,651*) - 97.8%           252,155,401

                                          Other Assets Less Liabilities - 2.2%                         5,722,919
                                                                                                 ---------------
                                          Net Assets - 100.0%                                    $   257,878,320
                                                                                                 ===============

* The cost and unrealized appreciation (depreciation) of investments as of March 31, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 188,407,081
                                                                  =============
      Gross unrealized appreciation                               $  65,232,215
      Gross unrealized depreciation                               $  (1,483,895)
                                                                  -------------
      Net unrealized appreciation                                 $  63,748,320
                                                                  =============

(a)   Convertible security.
(b) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(c) Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      -------------------------------------------------------------------------------------------------
                                                                                               Interest
      Affiliate                                                        Net Activity             Income
      -------------------------------------------------------------------------------------------------
      Merrill Lynch Liquidity Series LLC, Cash Sweep Series I         $ (12,741,308)          $ 151,715
      -------------------------------------------------------------------------------------------------

(d)   Non-income producing security.
(e)   Variable rate security.
o For Series compliance purposes, the Series' industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.
o Financial futures contracts purchased as of March 31, 2006 were as follows:

      ----------------------------------------------------------------------------------------------
      Number of                                  Expiration                              Unrealized
      Contracts         Issue                       Date              Face Value        Appreciation
      ----------------------------------------------------------------------------------------------
          67            Russell 2000 Index        June 2006          $ 24,872,825       $    982,475
      ----------------------------------------------------------------------------------------------

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Enhanced SmallCap Series of Quantitative Master Series Trust


By: /s/ Robert C. Doll, Jr.
    -----------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Master Enhanced SmallCap Series of Quantitative Master Series Trust

Date: May 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -----------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Master Enhanced SmallCap Series of Quantitative Master Series Trust

Date: May 22, 2006


By: /s/ Donald C. Burke
    -----------------------------
    Donald C. Burke
    Chief Financial Officer
    Master Enhanced SmallCap Series of Quantitative Master Series Trust

Date: May 22, 2006